Trade and Other Receivables (Tables)	6 Months Ended
Jun. 30, 2020
Trade and other receivables [abstract]
Schedule of Trade and Other Receivables
	June 30,	December 31,
	2020	2019
	€ in thousands
	Unaudited	Audited
Current Assets:
Trade and other receivables:
Government authorities	621	781
Income receivable	1,321	1,075
Interest receivable	38	38
Trade receivable	69	805
Inventory	167	284
Derivatives	43	94
Prepaid expenses and other	2,531	1,805
	4,790	4,882
Non-current Assets:
Long term receivables
Prepaid expenses associated with long term loans (1)	5,273	12,218
Annual rent deposits	30	30
Other	2	1
	5,305	12,249

(1)	Prepaid commission expenses paid in connection with the Talasol project finance obtained from financing entities.